Write-down and Loss on Sales of Vessels (Detail) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		$ 175,785		$ 2,201	$ 179,113
Write-down and loss on sales of vessels (note 7)		$ (175,785)		$ (2,201)	$ (179,113)	$ (53,693)
LNG Segment [Member] | Handymax
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel		1		0	1	1
LNG Segment [Member] | Liquefied Gas Carriers
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired					0	4
LNG Segment [Member] | Suezmax Tankers
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel		0		2	0	2
Offshore Production | FPSO
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel				0	3	0
Other
Long Lived Assets Held-for-sale [Line Items]
Write-down and loss on sales of vessels (note 7)						$ 170
Write-Down and Loss on Sales of Vessels					$ 0
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges					0	(33,000)
Teekay LNG | Conventional Tankers | European Spirit [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 15,700
Teekay LNG | Conventional Tankers | Handymax
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		$ (785)		$ 0	(785)	(13,000)
Teekay LNG | Conventional Tankers | European Spirit and African Spirit
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		0		(2,201)	0	(7,863)
Teekay LNG | Conventional Tanker Segment [Member] | African Spirit [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 12,800
Teekay Parent | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		$ (175,000)		$ 0
Teekay Parent | FPSO | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges					$ (178,328)	$ 0
Subsequent Event | Alexander Spirit [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 11,500